Prior period error	6 Months Ended
Mar. 31, 2026
Prior period error
Prior period error
11.	Prior period error

During the ended September, 30 2025, An error was identified in the application of IFRS 2 Share-based Payment relating to the recognition and measurement of the share-based payment expense for Restricted Stock Units (RSUs). This resulted in an understatement of share based payment expense in profit or loss and an understatement of equity in prior periods. In accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, the error has been corrected retrospectively. The correction is an accounting restatement and non-cash in nature, accordingly, there is no impact on the company’s cash position arising from this correction. The error has been corrected retrospectively. The comparative figures for the period ended March 31, 2025, have been restated as follows:

Impact on consolidated statement of comprehensive income

	Period ended	Period ended
	31 March	31 March
	2025	2025
	$’000
	As previously	$’000
	disclosed:	As restated:

Administrative expenses	(17,963)	(20,214)

Loss before tax	(17,257)	(19,508)

Loss for the period attributable to equity holders	(17,166)	(19,417)

There was no impact on the statement of financial position and statement of cash flows.